Property, Plant and Equipment Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The components of our property, plant and equipment balance are as follows:

	December 31,
Dollars in Thousands	2014	2013
Property, Plant and Equipment, at cost:
Drilling Equipment	$1,383,308	$1,346,477
Rental Tools	494,924	467,731
Building, Land and Improvements	53,024	49,518
Other	95,074	61,273
Construction in Progress	70,668	82,381
Total Property, Plant and Equipment at cost	2,096,998	2,007,380
Less: Accumulated Depreciation and Amortization	1,201,058	1,136,024
Property, Plant, and Equipment, Net	$895,940	$871,356